Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Intangible Assets

The following table summarizes other intangible assets as of December 31, 2013 and December 31, 2012:

	Gross Intangible Asset	Accumulated Amortization	Valuation Allowance	Net Intangible Assets
	(In thousands)
December 31, 2013
Mortgage Servicing Rights	$44,801	(30,018)	(81)	14,702
Core Deposit Premiums	23,205	(6,569)	—	16,636
Other	300	(80)	—	220

Total other intangible assets	$68,306	(36,667)	(81)	31,558

December 31, 2012
Mortgage Servicing Rights	$37,838	(24,107)	(1,705)	12,026
Core Deposit Premiums	14,338	(4,455)	—	9,883
Other	300	(50)	—	250

Total other intangible assets	$52,476	(28,612)	(1,705)	22,159

Schedule of Estimated Future Amortization Expense

The following presents the estimated future amortization expense of other intangible assets for the next five years:

	Mortgage Servicing Rights	Core Deposit Premiums	Other
	(In thousands)
2014	$3,469	$4,076	$30
2015	3,047	3,588	30
2016	2,611	3,158	30
2017	2,191	2,779	30
2018	1,772	2,444	30